Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Detail)	Dec. 31, 2018 CNY (¥)
Short-term amounts due from related parties
Total short-term amounts due from related parties	¥ 2,071
Total amounts due from related parties	2,071
Ganzhou Happy Share Capital Management LLP [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	¥ 2,071